UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): December 9, 2020

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2020-R1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by (i) the Form ABS-15G filed by Angel Oak Mortgage Trust I, LLC on February 22, 2017 (Accession Number: 0001193125-17-052158), (ii) the Form ABS-15G filed by Angel Oak Mortgage Trust I, LLC on June 21, 2017 (Accession Number: 0001193125-17-209332), (iii) the Form ABS-15G filed by Angel Oak Mortgage Trust I, LLC and Angel Oak Mortgage Trust I, LLC 2017-3 on November 9, 2017 (Accession Number: 0001193125-17-339018) and (iv) the Form ABS 15G filed by Angel Oak Mortgage Trust I, LLC and Angel Oak Mortgage Trust I, LLC 2018-1 on March 20, 2018 (Accession Number: 0001387131-18-001138) (items (i)-(iv) collectively, the “Prior Filings”). The Prior Filings provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the AOMT 2017-1 securitization transaction, the AOMT 2017-2 securitization transaction, the AOMT 2017-3 securitization transaction and the AOMT 2018-1 securitization transaction (collectively, the “Prior Transactions”). Exhibit 99.1 identifies the mortgage loans that were included in the Prior Transactions and that will be included in the AOMT 2020-R1 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANGEL OAK MORTGAGE TRUST I, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: December 9, 2020

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Exception Grades
99.3	AMC Valuation Report
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare
99.6	AMC Legacy Exception Grades
99.7	AMC Legacy Valuation Report
99.8	AMC Legacy Rating Agency Grades
99.9	AMC Legacy Data Compare